SUBORDINATED DEBT AND DEBENTURES, Subordinated Debentures (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) qtr	Dec. 31, 2020 USD ($)	Mar. 31, 2018 USD ($)
SUBORDINATED DEBT AND DEBENTURES [Abstract]
Trust preferred securities	$ 38,400	$ 38,300
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	$ 39,592	39,524
Summary of subordinated debentures and trust preferred securities [Abstract]
Distribution deferral period, maximum quarters | qtr	20
IBC Capital Finance III [Member]
Summary of information regarding subordinated debentures [Abstract]
Issue Date	May 30, 2007
Summary of subordinated debentures and trust preferred securities [Abstract]
Maturity Date	Jul. 30, 2037
Interest Rate Spread	1.60%
First Permitted Redemption Date	Jul. 30, 2012
IBC Capital Finance III [Member] | LIBOR [Member]
Summary of subordinated debentures and trust preferred securities [Abstract]
Term of Variable Rate	3 months
IBC Capital Finance IV [Member]
Summary of information regarding subordinated debentures [Abstract]
Issue Date	Sep. 30, 2007
Summary of subordinated debentures and trust preferred securities [Abstract]
Maturity Date	Sep. 15, 2037
Interest Rate Spread	2.85%
First Permitted Redemption Date	Sep. 15, 2012
IBC Capital Finance IV [Member] | LIBOR [Member]
Summary of subordinated debentures and trust preferred securities [Abstract]
Term of Variable Rate	3 months
Midwest Guaranty Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Issue Date	Nov. 30, 2002
Summary of subordinated debentures and trust preferred securities [Abstract]
Maturity Date	Nov. 07, 2032
Interest Rate Spread	3.45%
First Permitted Redemption Date	Nov. 07, 2007
Midwest Guaranty Trust I [Member] | LIBOR [Member]
Summary of subordinated debentures and trust preferred securities [Abstract]
Term of Variable Rate	3 months
TCSB Statutory Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Issue Date	Mar. 31, 2005
Summary of subordinated debentures and trust preferred securities [Abstract]
Maturity Date	Mar. 17, 2035
Interest Rate Spread	2.20%
First Permitted Redemption Date	Mar. 17, 2010
TCSB Statutory Trust I [Member] | LIBOR [Member]
Summary of subordinated debentures and trust preferred securities [Abstract]
Term of Variable Rate	3 months
Subordinated Debentures Subject to Mandatory Redemption [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	$ 39,592	39,524
Subordinated Debentures Subject to Mandatory Redemption [Member] | IBC Capital Finance III [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	12,372	12,372
Subordinated Debentures Subject to Mandatory Redemption [Member] | IBC Capital Finance IV [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	15,465	15,465
Subordinated Debentures Subject to Mandatory Redemption [Member] | Midwest Guaranty Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	7,732	7,732
Subordinated Debentures Subject to Mandatory Redemption [Member] | TCSB Statutory Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	5,155	5,155
Discount	(1,132)	(1,200)	$ (1,400)
Trust Preferred Securities Subject to Mandatory Redemption [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	38,368	38,300
Trust Preferred Securities Subject to Mandatory Redemption [Member] | IBC Capital Finance III [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	12,000	12,000
Trust Preferred Securities Subject to Mandatory Redemption [Member] | IBC Capital Finance IV [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	15,000	15,000
Trust Preferred Securities Subject to Mandatory Redemption [Member] | Midwest Guaranty Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	7,500	7,500
Trust Preferred Securities Subject to Mandatory Redemption [Member] | TCSB Statutory Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	5,000	5,000
Discount	(1,132)	(1,200)
Common Stock Subject to Mandatory Redemption [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	1,224	1,224
Common Stock Subject to Mandatory Redemption [Member] | IBC Capital Finance III [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	372	372
Common Stock Subject to Mandatory Redemption [Member] | IBC Capital Finance IV [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	465	465
Common Stock Subject to Mandatory Redemption [Member] | Midwest Guaranty Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	232	232
Common Stock Subject to Mandatory Redemption [Member] | TCSB Statutory Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	155	155
Discount	$ 0	$ 0